Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Payable Under Operating Leases	Future minimum payments payable under all operating leases as of December 31, 2020 are as follows (in thousands):
Year Ending December 31,
2021	$139
2022	126
Total minimum lease payments	$265